Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	ncome before income taxes is split between the Group’s operating jurisdictions based on the jurisdiction of tax residence:

	2024	2023	2022
United Kingdom	$76.1	$1,687.4	$72.6
Bermuda	67.0	341.2	(0.3)
Republic of Ireland	(6.7)	18.6	3.9
Belgium	—	—	3.9
Total	$136.4	$2,047.2	$80.1

Schedule of Components of Income Tax Expense (Benefit)
The Group income tax (expense)/benefit for the years ended December 31, 2024, 2023, and 2022 was as follows:

	2024	2023	2022
Current tax expense (excluding Pillar Two top-up tax)	$(8.8)	$(1.2)	$(28.2)
Deferred tax (expense)/benefit (excluding rate change)	(9.8)	86.2	10.4
Rate change on deferred tax	—	0.3	—
Pillar Two top-up tax expense	(4.5)	—	—
Income tax (expense)/benefit	$(23.1)	$85.3	$(17.8)

	2024	2023	2022
Income tax (expense)/benefit allocated to net income	$(23.1)	$85.3	$(17.8)
Income tax (expense)/benefit allocated to other comprehensive income	(2.8)	(9.7)	8.1
Total income tax (expense)/benefit allocated to comprehensive income	$(25.9)	$75.6	$(9.7)

	2024
	Income/(loss) before income taxes	Current tax expense	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$76.1	$(13.3)	$(10.0)	$(23.3)
Bermuda	67.0	—	—	—
Republic of Ireland	(6.7)	—	0.2	0.2
Total	$136.4	$(13.3)	$(9.8)	$(23.1)

	2023
	Income before income taxes	Current tax benefit/(expense)	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$1,687.4	$0.2	$(3.8)	$(3.6)
Bermuda	341.2	—	90.0	90.0
Republic of Ireland	18.6	(1.4)	0.3	(1.1)
Total	$2,047.2	$(1.2)	$86.5	$85.3

	2022
	Income/(loss) before income taxes	Current tax expense	Deferred tax (expense)/benefit	Total income tax expense
United Kingdom	$72.6	$(25.4)	$10.6	$(14.8)
Bermuda	(0.3)	—	—	—
Republic of Ireland	3.9	(0.4)	(0.2)	(0.6)
Belgium	3.9	(2.4)	—	(2.4)
Total	$80.1	$(28.2)	$10.4	$(17.8)

Schedule of Effective Income Tax Rate Reconciliation

	2024	2023	2022
Expected income tax expense at the weighted average U.K. income tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	$(34.1)	$(481.6)	$(14.6)
Reconciling items
Disallowable expenses	(2.4)	(2.2)	(7.1)
Net gain on distribution of The Fidelis Partnership not subject to income taxes	—	394.1	—
Enactment of Bermuda income tax	—	90.0	—
Other income not subject to income taxes	0.9	0.3	0.3
Adjustments in respect of prior year	1.1	2.3	0.1
Effects of changes to U.K. tax rates	—	0.3	—
Impact of differences in tax rates	15.9	82.3	2.8
Foreign currency transactions	—	(0.2)	0.7
Pillar Two top-up tax	(4.5)	—	—
Income tax (expense)/benefit	$(23.1)	$85.3	$(17.8)

Schedule of Deferred Tax Assets and Liabilities
The components of the Group’s net deferred tax asset at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Intangible assets	$104.4	$104.4
Net operating loss carryforwards	27.5	37.6
Other temporary differences	2.9	3.4
Share-based compensation	2.4	1.3
Reserves for losses and loss adjustment expenses	9.1	9.1
Corporate interest restriction carryforwards	—	0.1
Total deferred tax assets	146.3	155.9
Deferred tax liabilities:
Deferred policy acquisition costs	(23.5)	(23.5)
Fixed assets	(1.7)	(1.2)
Total deferred tax liabilities	(25.2)	(24.7)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$118.9	$129.0

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2024	2023
Balance, beginning of year	$75.0	$—
Additions based on tax positions related to the current year	—	75.0
Balance, end of year	$75.0	$75.0